Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 4,336	$ 10,477	$ 588	$ 778	$ 3,802	$ 19,981
New Afton [Member]
Total	3,131	5,700	508		3,340	12,679
Rainy River [Member]
Total	798	$ 4,777	$ 80	$ 778	$ 462	6,895
CSP [Member]
Total	$ 407					$ 407